Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005453 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005453 | Apple
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005453 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005453 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005453 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005453 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005453 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005453 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005453 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005453 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000005453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005453 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005453 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005453 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005453 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005454 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005454 | Apple
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005454 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005454 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005454 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005454 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005454 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005454 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005454 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005454 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000005454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005454 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005454 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005454 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005455 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005455 | Apple
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005455 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005455 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005455 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005455 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005455 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005455 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005455 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005455 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000005455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005455 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005455 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005455 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005455 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159680 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000159680 | Apple
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159680 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000159680 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159680 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159680 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159680 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159680 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159680 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159680 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000159680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000159680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000159680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159680 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159680 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159680 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159680 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219315 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000219315 | Apple
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219315 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219315 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219315 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219315 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219315 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219315 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219315 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219315 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000219315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219315 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219315 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219315 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%